SMITH BARNEY MUNI FUNDS -
CALIFORNIA MONEY MARKET PORTFOLIO
NEW YORK MONEY MARKET PORTFOLIO
(the "Portfolios")



Supplement to Prospectuses
dated July 1, 1996


For South Dakota Investors:

	CLASS Y SHARES OF THE PORTFOLIOS ARE NOT
AVAILABLE FOR PURCHASE BY RESIDENTS OF SOUTH
DAKOTA.


Supplement dated:  January 17, 1997

FD 01260